Note 8 - Vessels, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,006,587
Vessel acquisitions and other vessels’ costs	44,412
Ending Balance, Vessel Cost	4,050,999
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,291,419)
Depreciation	(63,060)
Ending Balance, Accumulated Depreciation	(1,354,479)
Net Book Value [Member]
Beginning Balance, Net Book Value	2,715,168
Depreciation	(63,060)
Vessel acquisitions and other vessels’ costs	44,412
Ending Balance, Net Book Value	$ 2,696,520